FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest rate risk (Details) - Interest rate risk - Convertible notes $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate (in percent)	6.00%
Increase in interest rate (percent)	1.00%
Increase in net financial expense	$ 677
SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate, spread	4.00%